[logo] PIONEER Investments(R)






April 1, 2011


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Equity Opportunity Fund
     (File Nos. 333-118562 and 811-21623)
     CIK No. 0001301444

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and Statement of Additional Information relating to the offering of the Fund's Class A, Class B and Class C shares that would have been filed under paragraph (c) of Rule 497 does not differ from the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Fund's registration statement on Form N-1A filed electronically
(SEC Accession No. 0001301444-11-000002) on March 29, 2011.

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


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